FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Current Available-for-Sale Marketable Securities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 224,976
Gross Unrealized Gains	3
Gross Unrealized Losses	0
Fair Value	224,979
Treasury discount notes
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	224,976
Gross Unrealized Gains	3
Gross Unrealized Losses	0
Fair Value	$ 224,979